Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,414,000
Previously Paid Amount	0.00
Total Fee Amount	609.57
Total Offset Amount	0.00
Net Fee	609.57
Narrative - Max Aggregate Offering Price	$ 4,414,000
Final Prospectus	true